Interests in subsidiaries - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022	Dec. 31, 2024 CAD ($)
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 41,129	£ 41,091
Net deferred tax assets	551	493
Other provisions for liabilities	4,071	531
Other provisions for liabilities	3,044	468
Trade and other payables	10,235	10,593
Canada Proposed Plan
Disclosure of Significant Investments in Subsidiaries [Line Items]
Other provisions for liabilities	3,747			$ 6,750
Other provisions for liabilities	2,456			$ 4,423
Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	£ 2,229	£ 2,386
British American Tobacco Bangladesh Company Limited
Disclosure of Significant Investments in Subsidiaries [Line Items]
Percentage of voting	72.91%	72.91%	72.91%
Imperial Tobacco Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Trade and other payables	£ 341	£ 333
Imperial Tobacco Canada | Canada
Disclosure of Significant Investments in Subsidiaries [Line Items]
Goodwill	2,200	2,200
Net deferred tax assets	£ 1,700	£ 1,700